OPERATING LEASE RIGHT OF USE ASSET AND LEASE LIABILITIES (Details 2) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
OPERATING LEASE RIGHT OF USE ASSET AND LEASE LIABILITIES
2022	$ 0	$ 18,272
2023	16,569	11,987
2024	17,048	12,650
2025	11,209	0
2026	11,949	0
Total	$ 56,775	$ 42,909